VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2015
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES
 VARIABLE INTEREST ENTITIES

Consolidated VIEs

As discussed in Note 2, the Company evaluates all of its investments and other interests in entities for consolidation, including its investments in: (a) the CMBS transaction and the Company’s retained interests in the subordinated classes of the certificates issued by the Trust (as defined below) it initiated and (b) the CLO transaction and the Company's retained interests in the subordinated notes and preferred equity of the Issuer (as defined below) and (c) a preferred equity investment in an LLC entity (discussed below), all of which are generally considered to be variable interests in a VIE. The Trust and Issuer together are referred herein as the Company's "Securitization VIEs."

CMBS Securitization

In connection with forming ACRE Commercial Mortgage Trust 2013-FL1 (the "Trust"), ACRC 2013-FL1 Depositor LLC (the "Depositor"), a wholly owned subsidiary of the Company, entered into a Pooling and Servicing Agreement dated as of November 1, 2013 (as amended on March 28, 2014, the "Pooling and Servicing Agreement") with Wells Fargo as master servicer, ACRES as servicer, U.S. Bank National Association as trustee, and Trimont Real Estate Advisors Inc. as trust advisor. The Trust is treated for U.S. federal income tax purposes as a real estate mortgage investment conduit.

The Pooling and Servicing Agreement governs the issuance of approximately $493.8 million aggregate principal balance commercial mortgage pass through certificates in a CMBS effected by the Depositor. In connection with the securitization, the Depositor contributed a pool of 18 adjustable rate participation interests in commercial mortgage loans to the Trust. The commercial mortgage loans were originated by the Company or its subsidiaries and are secured by 27 commercial properties. The certificates represent, in the aggregate, the entire beneficial ownership interest in, and the obligations of, the Trust.

In connection with the securitization, the Company offered and sold the following classes of certificates: Class A, Class B, Class C and Class D Certificates (collectively, the "Offered Certificates") to third parties pursuant to an offering made privately in transactions exempt from the registration requirements of the Securities Act of 1933 (the "Securities Act"). As of December 31, 2015 and 2014, the aggregate principal balance of the Offered Certificates was approximately $61.9 million and $219.0 million, respectively. In addition, a wholly owned subsidiary of the Company retained approximately $98.8 million of the certificates. The Company, as the holder of the subordinated classes of the Trust, has the obligation to absorb losses of the Trust, since the Company has a first loss position in the capital structure of the Trust.
CLO Securitization

On August 15, 2014, ACRE Commercial Mortgage 2014-FL2 Ltd. (the "Issuer") and ACRE Commercial Mortgage 2014-FL2 LLC ("Co-Issuer"), both wholly owned indirect subsidiaries of the Company, entered into an indenture with Wells Fargo as advancing agent and note administrator and Wilmington Trust, National Association as trustee, which governs the issuance of approximately $346.1 million principal balance secured floating rate notes (the "Notes") and $32.7 million of preferred equity in the Issuer. For U.S. federal income tax purposes, the Issuer and Co-Issuer are disregarded entities.

The Notes are collateralized by interests in a pool of 15 mortgage assets having a total principal balance of $378.8 million (the "Mortgage Assets") originated by a subsidiary of the Company. The sale of the Mortgage Assets to the Issuer is governed by a Mortgage Asset Purchase Agreement dated as of August 15, 2014, between ACRC Lender LLC and the Issuer. In connection with the securitization, the Issuer and Co-Issuer offered and sold the following classes of Notes: Class A, Class A-S, Class B, Class C and Class D Notes to third parties. A wholly owned subsidiary of the Company retained approximately $37.4 million of the most subordinate Notes and all of the preferred equity in the Issuer. The Company, as the holder of the subordinated Notes and all of the preferred equity in the Issuer, has the obligation to absorb losses of the CLO, since the Company has a first loss position in the capital structure of the CLO. As of December 31, 2015 and 2014, the aggregate principal balance of the Offered Notes was approximately $193.4 million and $308.7 million, respectively.

Summary of Securitization VIEs

As the directing holder of the CMBS and the CLO, the Company has the ability to direct activities that could significantly impact the Securitization VIEs’ economic performance. If an unrelated third party had the right to unilaterally remove the special servicer, then the Company would not have the power to direct activities that most significantly impact the Securitization VIEs' economic performance. In addition, there are no substantive kick-out rights of any unrelated third party to remove the special servicer without cause. The Company’s subsidiaries, as directing holders, have the ability to remove the special servicer without cause. Based on these factors, the Company is determined to be the primary beneficiary of these Securitization VIEs; thus, the Securitization VIEs are consolidated into the Company’s consolidated financial statements.

 ACRE Capital is designated as primary servicer and ACRES as special servicer of the CMBS and the CLO. ACRES has the power to direct activities during the loan workout process on defaulted and delinquent loans, which is the activity that most significantly impacts the Securitization VIEs' economic performance. ACRE Capital and ACRES waive the servicing and special servicing fees and the Company pays its overhead costs, as with other servicing agreements.
The Securitization VIEs consolidated in accordance with FASB ASC Topic 810 are structured as pass through entities that receive principal and interest on the underlying collateral and distribute those payments to the certificate and note holders, as applicable. The assets and other instruments held by the Securitization VIEs are restricted and can only be used to fulfill the obligations of the Securitization VIEs. Additionally, the obligations of the Securitization VIEs do not have any recourse to the general credit of any other consolidated entities, nor to the Company as the primary beneficiary.

The inclusion of the assets and liabilities of Securitization VIEs of which the Company is deemed the primary beneficiary has no economic effect on the Company. The Company’s exposure to the obligations of Securitization VIEs is generally limited to its investment in these entities. The Company is not obligated to provide, nor has it provided, any financial support for any of these consolidated structures. As such, the risk associated with the Company’s involvement in these Securitization VIEs is limited to the carrying value of its investment in the entity. As of December 31, 2015 and 2014, the Company’s maximum risk of loss was $168.8 million, which represents the carrying value of its investment in the Securitization VIEs. For the years ended December 31, 2015 and 2014, the Company incurred interest expense related to the Securitization VIEs of $7.6 million and $9.1 million, respectively, which is included within interest expense in the Company’s consolidated statements of operations.

Investment in VIE

On December 19, 2014, the Company and third party institutional investors formed a limited liability company, ACRC KA, which acquired $170.0 million of preferred equity in a REIT whose assets were comprised of a portfolio of 22 multifamily, student housing, medical office and self-storage properties managed by its sponsor. The Company’s investment in ACRC KA is considered to be an investment in a VIE. As of December 31, 2015 and 2014, the Company owned a controlling financial interest of 51.0% and 54.3%, respectively, of the equity shares in the VIE and the third party institutional investors owned the remaining 49.0% and 45.7%, respectively, a minority financial interest. The preferred equity shares are entitled to a preferred monthly return over the term of the investment at a fixed rate of 10.95% per annum.

ACREM is the non-member manager of the VIE. Based on the terms of the ACRC KA LLC agreement, ACREM has the ability to direct activities that could significantly impact the VIE’s economic performance. There are no substantive kick-out rights held by the third party institutional investors to remove ACREM as the non-member manager without cause. As ACREM serves as the manager of the Company, the Company has the right to receive benefits from the VIE that could potentially be significant. As such, the Company is deemed to be the primary beneficiary of the VIE and the party that is most closely associated with the VIE. Thus, the VIE is consolidated into the Company’s consolidated financial statements and the preferred equity interests owned by the third party institutional investors are reflected as a non-controlling interest held by third parties within the Company’s consolidated balance sheets.

As of December 31, 2015 and 2014, the carrying value of the preferred equity investment, which is net of unamortized fees and origination costs, was $93.9 million and $168.4 million, respectively, and is included within loans held for investment in the consolidated balance sheets. The risk associated solely with respect to the Company’s investment in this VIE is limited to the outstanding principal of its investment in the entity. As of December 31, 2015 and 2014, the Company’s maximum risk of loss solely with respect to this investment was $48.5 million and $92.4 million, respectively.

Unconsolidated VIEs

The Company also holds variable interests in VIEs structured as preferred equity investments, where the Company does not have a controlling financial interest. For these structures, the Company is not deemed to be the primary beneficiary of the VIE, and the Company does not consolidate these VIEs. These preferred equity investments are accounted for as loans held for investment and are carried at cost, net of unamortized loan fees and origination costs, unless the loans are deemed impaired, and are included within loans held for investment in the Company’s consolidated balance sheets.

The Company is not obligated to provide, nor has it provided, any financial support for any of the Company’s unconsolidated VIEs. As such, the risks associated with the Company’s involvement in these unconsolidated VIEs are limited to the outstanding principal of the Company’s investment in the entity.

The following table presents the carrying value and the maximum exposure to loss of unconsolidated VIEs as of December 31, 2015 and 2014 ($ in thousands):

	As of December 31,
	2015	2014
Carrying value	$55,144	$38,982
Maximum exposure to loss	$55,704	$39,608